WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2020

Effective June 26, 2020, the information below is inserted in the “Additional Information Regarding Investment Objectives and Strategies” section of the Prospectus.

Participation in TALF Program: The Bond Fund and the Low Duration Fund (each a “Participating Fund” and together, the “Participating Funds”) may each invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (collectively with its special purpose vehicle for purposes of the TALF Program, the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to a Participating Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, Small Business Administration-guaranteed small business loans and certain commercial mortgage-backed securities (“TALF Eligible Securities”). Among other requirements, TALF Eligible Securities are limited to U.S. dollar denominated cash asset-backed securities in the highest long-term investment-grade rating (AAA) or, if no long-term rating is available, the highest short-term investment-grade rating category from two eligible nationally recognized statistical rating organizations (“NRSROs”) approved by the New York Fed, and do not have a credit rating below the highest investment-grade rating category from any eligible NRSRO that has been retained by the issuer to provide a credit rating. TALF Eligible Securities that are downgraded or placed on a watch list after the subscription date for a TALF Program loan will remain TALF Eligible Securities for purposes of that loan.

A Participating Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan. The collateral may be TALF Eligible Securities that the Participating Fund currently owns or that the Participating Fund purchases with the TALF loan proceeds. A Participating Fund is required to pay the required “haircut” for the related TALF Eligible Securities, which is a percentage of the purchase price or value of the collateral that is determined based on the weighted average life and asset class of the applicable TALF Eligible Securities under the terms of the TALF Program. In addition, a Participating Fund will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Participating Fund. The interest rate under a TALF Program loan will vary based on the asset class of the collateral and will be determined for each loan under the terms of the TALF Program. The term of a TALF Program loan will be three years. TALF Program loans are prepayable in whole or in part at the option of a Participating Fund without penalty, and a Participating Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Participating Fund to the New York Fed. Generally, under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by a Participating Fund are required to be used to make principal and interest payments on the TALF Program loan based on the haircut percentage on a monthly or quarterly basis depending on asset class. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by a Participating Fund, the Participating Fund is permitted to pay such additional amounts from other portfolio holdings if the Participating Fund does not otherwise surrender the related TALF Eligible Securities. Except in limited circumstances such as a breach of the Participating Fund’s representations and warranties, TALF Program loans are non-recourse, and if a Participating Fund does not repay the loan, the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Participating Fund and not against any other assets of the Participating Fund. If the TALF Eligible Securities pledged by a Participating Fund default and lose all their value, under the current terms of the TALF Program, the New York Fed cannot require the Participating Fund to cover the principal on the loan if there are no breaches of the Participating Fund’s representations and warranties. If a Participating Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, it would lose the amount of the TALF Eligible Securities pledged by the Participating Fund in excess of the amount borrowed.

TALF Eligible Securities are subject to the risks associated with investment in fixed income securities, including asset-backed securities, described in this prospectus and the Statement of Additional Information and may be at greater risk than other fixed income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. If a Participating Fund borrows under the TALF Program, then the Participating Fund will segregate liquid assets (in addition to any assets pledged as TALF Eligible Securities) in an amount equal to the Participating Fund’s outstanding principal and any interest due and payable under the TALF Program loan.

The TALF Program is currently scheduled to discontinue new borrowings on September 30, 2020. There can be no guarantee that the TALF Program will be extended beyond that date.

Dated: June 26, 2020

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020

Effective June 26, 2020, the information below is inserted immediately following the “Collateralized Obligations” sub-section of the “Investment Practices and Risks” section of the Statement of Additional Information.

Participation in TALF Program: The Bond Fund and the Low Duration Fund (each a “Participating Fund” and together, the “Participating Funds”) may each invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (collectively with its special purpose vehicle for purposes of the TALF Program, the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to a Participating Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, Small Business Administration-guaranteed small business loans and certain commercial mortgage-backed securities (“TALF Eligible Securities”). Among other requirements, TALF Eligible Securities are limited to U.S. dollar denominated cash asset-backed securities in the highest long-term investment-grade rating (AAA) or, if no long-term rating is available, the highest short-term investment-grade rating category from two eligible nationally recognized statistical rating organizations (“NRSROs”) approved by the New York Fed, and do not have a credit rating below the highest investment-grade rating category from any eligible NRSRO that has been retained by the issuer to provide a credit rating. TALF Eligible Securities that are downgraded or placed on a watch list after the subscription date for a TALF Program loan will remain TALF Eligible Securities for purposes of that loan.

A Participating Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan. The collateral may be TALF Eligible Securities that the Participating Fund currently owns or that the Participating Fund purchases with the TALF loan proceeds. A Participating Fund is required to pay the required “haircut” for the related TALF Eligible Securities, which is a percentage of the purchase price or value of the collateral that is determined based on the weighted average life and asset class of the applicable TALF Eligible Securities under the terms of the TALF Program. In addition, a Participating Fund will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Participating Fund. The interest rate under a TALF Program loan will vary based on the asset class of the collateral and will be determined for each loan under the terms of the TALF Program. The term of a TALF Program loan will be three years. TALF Program loans are prepayable in whole or in part at the option of a Participating Fund without penalty, and a Participating Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Participating Fund to the New York Fed. Generally, under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by a Participating Fund are required to be used to make principal and interest payments on the TALF Program loan based on the haircut percentage on a monthly or quarterly basis depending on asset class. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by a Participating Fund, the Participating Fund is permitted to pay such additional amounts from other portfolio holdings if the Participating Fund does not otherwise surrender the related TALF Eligible Securities. Except in limited circumstances such as a breach of the Participating Fund’s representations and warranties, TALF Program loans are non-recourse, and if a Participating Fund does not repay the loan, the New York Fed may enforce its rights only against the TALF Eligible

Securities pledged by the Participating Fund and not against any other assets of the Participating Fund. If the TALF Eligible Securities pledged by a Participating Fund default and lose all their value, under the current terms of the TALF Program, the New York Fed cannot require the Participating Fund to cover the principal on the loan if there are no breaches of the Participating Fund’s representations and warranties. If a Participating Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, it would lose the amount of the TALF Eligible Securities pledged by the Participating Fund in excess of the amount borrowed.

TALF Eligible Securities are subject to the risks associated with investment in fixed income securities, including asset-backed securities, described in this Statement of Additional Information and the prospectus and may be at greater risk than other fixed income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. If a Participating Fund borrows under the TALF Program, then the Participating Fund will segregate liquid assets (in addition to any assets pledged as TALF Eligible Securities) in an amount equal to the Participating Fund’s outstanding principal and any interest due and payable under the TALF Program loan.

The Federal Reserve or the New York Fed may change the terms of the TALF Program at their discretion. While it is expected that any adjustment(s) to the current terms of the TALF Program would only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. The Participating Funds cannot predict the form any such changes or modifications might take and, if the Participating Funds participate in the TALF Program, such changes may adversely affect the value of the Participating Funds’ assets and the ability of the Participating Funds to achieve their investment objectives.

Under certain limited circumstances (such as if certain conditions of the TALF Program are not met or if a Participating Fund misrepresents or otherwise fails to disclose that any persons have acquired 10% or more of the Participating Fund’s outstanding securities), loans under the TALF Program may become recourse to a Participating Fund, which may adversely affect the Participating Fund’s ability to achieve its investment objective. If loans under the TALF Program become recourse against a Participating Fund and the value of the TALF Eligible Securities pledged to the New York Fed does not at least equal the amount of principal and interest the Participating Fund owes to the New York Fed under the loan, then the Participating Fund will be required to pay the difference to the New York Fed. In order to make this payment, a Participating Fund may be required to sell portfolio securities during adverse market conditions or at other times it would not otherwise choose to sell such securities.

The primary dealers with which the Participating Funds interact may terminate their agreements with one or more of the Participating Funds at any time. If that Participating Fund is not able to find replacement primary dealers, it may be required to repay the TALF Program loan, sell the TALF Eligible Securities, or surrender the TALF Eligible Securities at a time when it may not be advantageous to do so, which may result in losses to the Participating Fund(s).

The TALF Program is currently scheduled to discontinue new borrowings on September 30, 2020. There can be no guarantee that the TALF Program will be extended beyond that date.

Effective June 26, 2020, the information below is removed from the Statement of Additional Information under “Investment Policies And Restrictions.” Each is a non-fundamental operating policy, which may be changed by the Trust’s Board of Trustees without shareholder approval.

[The Bond Fund, Income Fund and Low Duration Fund may not:]

(1)

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

(2)

Purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

Effective June 26, 2020, the information below is removed from the Statement of Additional Information under “Investment Policies And Restrictions.” It is a non-fundamental operating policy, which may be changed by the Trust’s Board of Trustees without shareholder approval.

[The Income Fund and Low Duration Fund may not:]

(1)	Purchase preferred stocks, convertible preferred bonds or other equity securities.

Effective June 26, 2020, the information below replaces similar disclosure in the Statement of Additional Information under “Investment Practices and Risks.”

Borrowings. Each Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). In addition, a Participating Fund (defined above) may participate in certain loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus), including the TALF Program, to the extent permitted by the 1940 Act or any SEC relief granted thereunder. Such participations will not be considered purchasing securities on margin for purposes of a Fund’s policy limits on margin, although they create similar risks, such as leverage, and entail similar costs and expenses to a Participating Fund.

Dated: June 26, 2020

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.